Pension and Other Post-retirement Benefits - Changes In Fair Value (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015
Changes in plan assets
Fair value of plan assets at beginning of year	$ 1,179,777	$ 1,168,765
Fair value of plan assets at end of year	1,232,626	1,179,777
Significant Other Unobservable Inputs (Level 3)
Changes in plan assets
Fair value of plan assets at beginning of year	71,775	58,723
Purchases, issuances and settlements (net)	52,891	(3,574)
Unrealized (losses) gains	(5,177)	7,741
Realized gains	4,276	7,623
Interest and dividend income	7,341	1,262
Fair value of plan assets at end of year	$ 131,106	$ 71,775